Shareholder Report, Holdings (Details)	May 31, 2026
C000005534 | Top10HoldingBlackstone Partners Offshore FundBNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005534 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged) - I ClassBNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005534 | Top10HoldingT. Rowe Price Emerging Markets Bond Fund - I ClassBNY-77956H534
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005534 | Top10HoldingT. Rowe Price Dynamic Global Bond Fund - I ClassBNY-77956H468
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005534 | Top10HoldingT. Rowe Price Institutional High Yield Fund - Institutional ClassBNY-77958B204
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005534 | Top10HoldingU.S. Treasury NotesBNY-91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005534 | Top10HoldingT. Rowe Price Institutional Emerging Markets Equity FundBNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005534 | Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005534 | Top10HoldingT. Rowe Price Real Assets Fund - I ClassBNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005534 | Top10HoldingFederal National Mortgage Assn.BNY-31418DVA7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005534 | Other0BNY-35564NCW1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005534 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000005534 | 0BNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000005534 | 0BNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005534 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005534 | 0BNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005534 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005534 | 0BNY-06051GJF7
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005534 | 0BNY-92842NAA6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005534 | 0BNY-35564NCW1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169940 | Top10HoldingBlackstone Partners Offshore FundBNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169940 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged) - I ClassBNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169940 | Top10HoldingT. Rowe Price Emerging Markets Bond Fund - I ClassBNY-77956H534
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169940 | Top10HoldingT. Rowe Price Dynamic Global Bond Fund - I ClassBNY-77956H468
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169940 | Top10HoldingT. Rowe Price Institutional High Yield Fund - Institutional ClassBNY-77958B204
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169940 | Top10HoldingU.S. Treasury NotesBNY-91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169940 | Top10HoldingT. Rowe Price Institutional Emerging Markets Equity FundBNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169940 | Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169940 | Top10HoldingT. Rowe Price Real Assets Fund - I ClassBNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169940 | Top10HoldingFederal National Mortgage Assn.BNY-31418DVA7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169940 | Other0BNY-35564NCW1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169940 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000169940 | 0BNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000169940 | 0BNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169940 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169940 | 0BNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169940 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169940 | 0BNY-06051GJF7
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169940 | 0BNY-92842NAA6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169940 | 0BNY-35564NCW1
Holdings [Line Items]
Percent of Net Asset Value	1.40%